OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other non-current assets:
Investment in listed equity securities	$ 450,225	$ 0
Prepaid expenses	3,567	2,391
Mark-to-market asset on TTF swap (note 27)	208,811	540
Other receivables	3,801	6,291
Other current assets	$ 545,864	$ 8,682
Common shares, shares outstanding (in shares)	108,222,604	109,943,594	101,302,404
Dividends receivable	$ 600
New Fortress Energy (NFE)
Other non-current assets:
Common shares, shares outstanding (in shares)	18,600,000
Level 2 | Carrying value
Other non-current assets:
Investment in listed equity securities	$ 449,700
Level 2 | Carrying value | New Fortress Energy (NFE)
Other non-current assets:
Investment in listed equity securities	449,700
Energy related derivative
Other non-current assets:
Gas derivative instrument (note 27)	79,578	$ 0
Energy related derivative | Level 2 | Carrying value
Other non-current assets:
Mark-to-market asset on TTF swap (note 27)	207,058	540
Commodity contract
Other non-current assets:
Mark-to-market asset on TTF swap (note 27)	1,665	0
Commodity contract | Level 2 | Carrying value
Other non-current assets:
Mark-to-market asset on TTF swap (note 27)	1,753	0
Embedded derivative financial instruments, gas derivative
Other non-current assets:
TTF swap collateral	$ 6,940	$ 0